EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 Schedule 5

Report Pulled:	10/10/2025
Loan Count:	276 / 296
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	7	2.54%
Appraised Value	7	2.54%
CLTV	5	1.81%
Debt Service Coverage Ratio	35	12.68%
First Payment Due Date	1	0.36%
Loan Purpose	3	1.09%
LTV	7	2.54%
Maturity Date	2	0.72%
Original Interest Rate	4	1.45%
Original Loan Amount	2	0.72%
Original Qualifying FICO Score	3	1.09%
Origination/Note Date	11	3.99%
Originator Back-End DTI	6	2.17%
Property Type	19	6.42%
Subject State	1	0.34%
The Original Principal and Interest Payment Amount (or Original IO payment)	1	0.36%